Note 15 - Fair Value Measurement (Details) - Changes in Level 3 Liabilities Measured at Fair Value on Recurring Basis (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 8,666	$ 397,378
Total realized and unrealized gains or losses	35	416,880
Repayments	(8,700)	71,585
Ending balance	0	8,666
Accrued and Other Long-term Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	8,657 [1]	79,888	[1]
Total realized and unrealized gains or losses	44	354	[1]
Repayments	(8,700)	71,585	[1]
Ending balance	0	8,657	[1]
Common Stock Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	9	317,490
Total realized and unrealized gains or losses	(9)	416,526
Ending balance	$ 0	$ 9

[1]	Represents the estimated fair value of the office closures included in accrued and other long-term liabilities.